CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (267,146)	$ (255,746)	$ (141,012)
Components of other comprehensive loss, net of taxes
Currency translation adjustment	(2,954)	(5,461)	(3,818)
Net (loss) gain in derivatives (Note 12)	(8,207)	3,165	782
Net gain on long-term pension liability adjustment	897	843	263
Total other comprehensive loss	(10,264)	(1,453)	(2,773)
Total comprehensive loss	(277,410)	(257,199)	(143,785)
Comprehensive (income) loss attributable to noncontrolling interests	(278)	1,226	(1,619)
Comprehensive loss attributable to stockholders	$ (277,688)	$ (255,973)	$ (145,404)